S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jul. 21, 2025 USD ($) shares
GigAcquisitions8 Corp [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 30,000
GigAcquisitions8 Corp [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000
GigAcquisitions8 Corp [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,850,229
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
GigAcquisitions8 Corp [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 100,000
Chief Financial Officer [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,000
GigAcquisitions8 Corp and certain directors [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	45,200
Price Paid or to be Paid for Securities, Total Amount	$ 440,130.48